Summary of Significant Accounting Policies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Accounting Policies [Abstract]
Summary of Outstanding Anti-dilutive Securities Not Included in the Diluted Net Loss Per Share

Historical outstanding anti-dilutive securities not included in the diluted net loss per share calculation include the following:

	Three Months Ended June 30,		Six Months Ended June 30,
	2019	2018	2019	2018
Convertible preferred stock (as converted)	—	10,165,120	—	10,165,120
Common stock options	4,590,804	1,055,445	4,590,804	1,055,445

Total	4,590,804	11,220,565	4,590,804	11,220,565

Historical outstanding anti-dilutive securities not included in the diluted net loss per share calculation include the following:

	Year Ended December 31,
	2017	2018
Convertible preferred stock (as converted)	10,165,120	16,993,194
Common stock options	584,019	3,597,638

Total	10,749,139	20,590,832